UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): February 8, 2022

Daimler Truck Financial Services USA LLC1
(Exact name of securitizer as specified in its charter)

N/A (Commission File Number of securitizer)	0001892832 (Central Index Key Number of securitizer)

Jeffrey Fleishmann, Esq.
(817) 224-5022
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
_____________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: ___________
Central Index Key Number of issuing entity (if applicable): _____________
Central Index Key Number of underwriter (if applicable): _____________
    _____________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

1   Daimler Truck Financial Services USA LLC (“DTFS”) is filing this report in respect of all asset-backed securities sponsored by it (or, prior to the transaction described below, by Mercedes-Benz Financial Services USA LLC (“MBFS”)) and outstanding during the reporting period in the trucking and transportation equipment asset class.  Effective December 1, 2021, as part of the global spin-off by Daimler AG of Daimler Truck, DTFS acquired and became successor to the related trucking and transportation financing business previously operated by Daimler Truck Financial as a business unit of MBFS.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Daimler Truck Financial Services USA LLC, as securitizer, has indicated by check mark that there is no activity to report for the annual period January 1, 2021 to December 31, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Daimler Truck Financial Services USA LLC (Securitizer)

By:	/s/ Gianni Gato
Name: Gianni Gato
Title: Head of Finance and Controlling (senior officer in charge of securitization)

Date: February 8, 2022